Earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
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Earnings per share

	For the six-month period ended June 30,
	2024	2025

Net income (loss) attributable to shareholders of Cellectis (€ in thousands)	(19,627)	(41,863)
Weighted average number of outstanding shares, used to calculate basic net result per share	80,881,026	100,231,292
Weighted average number of outstanding shares, net of effects of dilutive potential ordinary shares	80,881,026	100,231,292

Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	(0.24)	(0.42)
Diluted net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	(0.24)	(0.42)